UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

4/30

Date of reporting period:7/31/07

Item 1.  Schedule of Investments.

Schedule of Investments - Amerigo Fund (Unaudited)
July 31, 2007

	Shares	Market Value
Common Stocks - 0.98%
Diversified Companies - 0.98%
Berkshire Hathaway, Inc- Class A*	63	$ 6,930,000
Total Common Stocks (cost $5,725,212)		6,930,000

Equity Funds - 99.02%
Emerging Markets - 18.38%
iShares MSCI Brazil Index Fund	151,000	9,603,600
iShares MSCI Emerging Markets Index Fund	475,000	62,970,750
iShares MSCI Mexico Index Fund	100,000	5,879,000
iShares MSCI South Korean Index Fund	82,000	5,409,540
iShares MSCI Taiwan Index Fund	410,000	6,662,500
iShares S&P Latin America 40 Index Fund	160,000	34,352,000
Vanguard Emerging Markets ETF	55,000	5,194,750
		130,072,140
International Equity - 17.60%
iShares FTSE/Xinhua China 25 Index Fund	21,000	2,938,110
iShares MSCI EAFE Index Fund	766,000	60,452,720
iShares MSCI Germany Index Fund	103,000	3,279,520
iShares MSCI Netherlands Index Fund	117,000	3,529,890
iShares MSCI Pacific ex-Japan Index Fund	103,000	15,038,000
iShares MSCI Singapore Index Fund	780,000	10,553,400
iShares MSCI Spain Index Fund	117,000	6,848,010
SPDR MSCI ACWI ex- US Fund*	57,000	2,307,360
SPDR Russell/Nomura PRIME Japan Fund	112,000	6,330,240
SPDR Russell/Nomura Small Cap Japan Fund	55,000	2,790,150
SPDR S&P International Small Cap ETF*	20,000	741,000
Vanguard Pacific ETF	139,000	9,771,700
		124,580,100
Large Cap Blend - 6.11%
SPDR Trust Series 1	195,000	28,415,400
Vanguard Total Stock Market ETF	103,000	14,852,600
		43,268,000
Large Cap Growth - 16.34%
iShares Russell 1000 Growth Index Fund	1,334,000	77,678,820
Powershares QQQ	800,000	37,976,000
		115,654,820
Large Cap Value - 8.07%
Diamonds Trust Series I	100,000	13,217,000
iShares Russell 1000 Value Index Fund	200,000	16,500,000
Vanguard Value ETF	400,000	27,400,000
		57,117,000

Schedule of Investments - Amerigo Fund (Unaudited)(Continued)
July 31, 2007

		Market Value
Mid Cap Blend - 11.15%
iShares Russell Midcap Index Fund	275,000	$ 28,866,750
Vanguard Mid-Cap ETF	650,000	50,004,500
		78,871,250

iShares Russell Midcap Growth Index Fund	375,000	41,722,500

Small Cap Blend - 3.27%
iShares Russell 2000 Index Fund	300,000	23,130,000

Specialty - 12.19%
iShares Dow Jones U.S. Healthcare Sector Index Fund	10,000	669,300
iShares S&P Global Healthcare Sector Index Fund	60,000	3,445,200
iShares Silver Trust Index Fund*	25,000	3,201,250
SPDR Consumer Staples Select Sector Fund	170,000	4,474,400
SPDR Energy Select Sector Fund	200,000	13,810,000
SPDR Financial Select Sector Fund
SPDR Industrial Select Sector Fund	900,000	35,379,000
SPDR Materials Select Sector Fund	410,000	16,154,000
SPDR Utilities Select Sector Fund	75,000	2,827,500
StreetTRACKS Gold Shares Index Fund*	96,000	6,315,840
		86,276,490

Total Equity Funds (cost $619,652,205)		700,692,300

Money Market Funds - 1.80%
Goldman Sachs Prime Obligation Fund	8,756,295	8,756,295
Milestone Treasury Obligation Portfolio - Institutional Class	4,000,000	4,000,000
Total Money Market Funds (cost $12,756,295)		12,756,295

Total Investments (cost $638,133,712) - 101.80%		720,378,595
Other Assets less Liabilities - (1.80)%		(12,717,676)
NET ASSETS - 100.00%		$ 707,660,919

*Non-income producing security
ACWI - All Country World Index
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
HOLDRs - Holding Company Depositary Receipts
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

At July 31, 2007, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 82,871,202
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(626,319)
Net unrealized appreciation:		$ 82,244,883

Schedule of Investments - Clermont Fund (Unaudited)
July 31, 2007

	Shares	Market Value
Common Stock - 1.23%
Diversified Companies - 1.23%
Berkshire Hathaway, Inc- Class A*	15	$ 1,650,000
Total Common Stocks (cost $1,355,236)		1,650,000

Bond Funds - 35.42%
BlackRock Corporate High Yield Fund, Inc.	34,000	257,720
BlackRock Corporate High Yield Fund III, Inc.	34,000	250,580
BlackRock Corporate High Yield Fund V, Inc.	34,000	415,820
BlackRock Corporate High Yield Fund VI, Inc.	34,000	413,780
BlackRock Floating Rate Income Strategies Fund, Inc.	34,000	603,500
BlackRock Floating Rate Income Strategies Fund II, Inc.	34,000	590,920
Dreyfus High Yield Strategies Fund	34,000	131,240
Eaton Vance Floating - Rate Income Trust	34,000	598,400
Eaton Vance Senior Income Trust	34,000	272,340
iShares Lehman Aggregate Bond Fund	172,000	17,026,280
iShares Lehman 7-10 Year Treasury Bond Fund	60,000	4,957,200
iShares Lehman 20+ Year Treasury Bond Fund	85,000	7,451,100
Nuveen Floating Rate Income Fund	34,000	437,920
Nuveen Floating Rate Income Opportunity Fund	34,000	443,700
Van Kampen Senior Income Trust	302,000	2,409,960
Vanguard Intermediate Term Bond ETF	5,000	373,250
Vanguard Long Term Bond ETF	49,000	3,612,280
Vanguard Short Term Bond ETF	5,000	376,800
Vanguard Total Bond Market ETF	90,000	6,725,700
Total Bond Funds (cost $47,946,288)		47,348,490

Equity Funds - 60.18%
Emerging Markets - 4.86%
iShares MSCI Emerging Markets Index Fund	10,000	1,325,700
iShares S&P Latin America 40 Index Fund	10,000	2,147,000
Vanguard Emerging Markets ETF	32,000	3,022,400
		6,495,100
International Equity - 11.51%
iShares MSCI EAFE Index Fund	151,000	11,916,920
iShares MSCI Pacific ex-Japan Index Fund	10,000	1,460,000
SPDR S&P International Small Cap ETF*	22,000	815,100
Vanguard Pacific ETF	17,000	1,195,100
		15,387,120

Schedule of Investments - Clermont Fund (Unaudited) (Continued)
July 31, 2007

	Shares	Market Value
Large Cap Blend - 9.96%
iShares Morningstar Large Core Index Fund	40,000	$ 3,111,600
SPDR Trust Series I	70,000	10,200,400
		13,312,000
Large Cap Growth - 7.10%
iShares Russell 1000 Growth Index Fund	106,000	6,172,380
Powershares QQQ	70,000	3,322,900
		9,495,280
Large Cap Value - 6.61%
Diamonds Trust Series I	20,000	2,643,400
iShares Russell 1000 Value Index Fund	75,000	6,187,500
		8,830,900
Mid Cap Blend - 10.93%
iShares Morningstar Mid Core Index Fund	42,000	3,609,060
Vanguard Mid-Cap ETF	143,000	11,000,990
		14,610,050
Small Cap Blend - 2.20%
iShares Russell 2000 Index Fund	20,000	1,542,000
Vanguard Small Cap ETF	20,000	1,400,800
		2,942,800
Speciality - 7.01%
iShares Dow Jones U.S. Pharmaceuticals Sector Fund	12,000	629,880
SPDR Industrial Select Sector Fund	40,000	1,572,400
SPDR Utilities Select Sector Fund	25,000	942,500
Vanguard Consumer Staples ETF	50,000	3,279,000
Vanguard Health Care ETF	51,000	2,952,900
		9,376,680

Total Equity Funds (cost $68,775,300)		80,449,930

Schedule of Investments - Clermont Fund (Unaudited) (Continued)
July 31, 2007
	Shares	Market Value
Money Market Funds - 4.74%
Goldman Sachs Prime Obligation Fund	3,340,351	3,340,351
Milestone Treasury Obligation Portfolio - Institutional Class	3,000,000	3,000,000
Total Money Market Funds (cost $6,340,351)		6,340,351

Total Investments (cost $124,417,175) - 101.57%		135,788,771
Other Assets less Liabilities - (1.57)%		(2,098,730)
NET ASSETS - 100.00%		$ 133,690,041

* Non-income producing security
EAFE- Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI- Morgan Stanley Capital International
SPDR- Standard & Poors' Depository Receipts

At July 31, 2007, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 12,134,602
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(763,006)
Net unrealized appreciation:		$ 11,371,596

Schedule of Investments - Berolina Fund (Unaudited)
July 31, 2007

	Shares	Market Value
Common Stock - 12.57%
Agriculture - 0.17%
Archer-Daniels Midland Co.	5,500	$ 184,800

Chemicals - 0.18%
Monsanto Co.	3,000	193,350

Computers - 0.92%
EMC Corp. - Mass.*	10,000	185,100
Network Appliance, Inc.*	6,500	184,210
SanDisk Corp.*	4,500	241,335
Seagate Technology	8,000	188,080
Western Digital Corp.*	9,000	192,150
		990,875
Diversified Manufacturers - 0.93%
Actuant Corp. - Cl. A	3,500	213,430
Eaton Corp.	2,500	242,950
Illinois Tool Works, Inc.	3,500	192,675
Pentair, Inc.	4,700	170,140
Trinity Industries, Inc.	4,700	179,681
		998,876
Electric Products - 0.41%
Graftech International Ltd*	28,800	446,112

Electronics - 0.55%
Flextronics International, Ltd.*	18,000	201,060
Sanmina-SCI Corp.*	55,000	151,250
Solectron Corp.*	64,000	240,640
		592,950
Electronic Components - 0.98%
Advanced Micro Devices, Inc.*	14,000	189,560
Intel Corp.	8,000	188,960
Micron Technology, Inc.*	16,000	189,920
Nvidia Corp.*	6,000	274,560
Texas Instrument, Inc.	6,000	211,140
		1,054,140
Internet - 0.82%
CNET Networks, Inc.*	22,000	165,660
Google, Inc.*	400	204,000
Infospace, Inc.	8,300	172,806
Travelzoo, Inc.*	8,000	165,280
Yahoo, Inc.*	7,300	169,725
		877,471

Schedule of Investments - Berolina Fund (Unaudited) (Continued)
July 31, 2007

	Shares	Market Value
Machinery - 0.15%
Nordson Corp.	3,500	$ 160,160

Medical - Biomedical - 0.10%
Nektar Therapeutics*	13,700	104,531

Metal Processors - 0.44%
Kaydon Corp.	4,500	239,445
Mueller Industries, Inc.	6,200	228,656
		468,101
Mining - 1.13%
Alcan, Inc.	3,800	370,120
Alcoa, Inc.	6,000	229,200
Anglogold Limited	5,000	210,800
Barrick Gold Corp.	6,000	197,400
Newmont Mining Corp. Holding Co.	5,000	208,750
		1,216,270
Pharmaceuticals - 0.61%
Alkermes, Inc.*	13,300	189,392
Biovail Corp.	9,600	183,264
Elan Corp. PLC ADR*	14,900	279,077
		651,733
Retail - Discount - 0.37%
Target Corp.	3,300	199,881
Wal-Mart Stores, Inc.	4,200	192,990
		392,871
Retail - Mail Order - 0.17%
Coldwater Creek, Inc.*	9,200	181,148

Semiconductors - 0.72%
Applied Materials, Inc.	9,000	198,360
ASM Lithography Holding N.V.*	6,500	192,140
Lam Research Corp.*	3,500	202,440
Novellus Systems, Inc.*	6,500	185,380
		778,320

Schedule of Investments - Berolina Fund (Unaudited) (Continued)
July 31, 2007

		Market Value
Steel - Producers - 0.25%
Reliance Steel & Aluminum Co.	5,100	$ 267,954

Telecommunications - 2.63%
ADC Telecommunications	11,000	205,590
Adaptec, Inc.*	50,000	175,000
Alcatel-Lucent Spons. ADR	15,000	174,000
American Tower Corp.- Cl. A*	4,500	187,470
Ciena Corp.*	6,000	219,180
Comverse Technology, Inc.*	9,000	173,430
Corning, Inc.	8,000	190,720
Ericsson Tel. ADR	5,500	205,755
JDS Uniphase Corp.*	15,000	214,950
Motorola, Inc.	11,000	186,890
Nokia Corp.	7,500	214,800
Nortel Networks, Corp.*	12,500	270,500
Qualcomm, Inc.	5,000	208,250
Sycamore Networks, Inc.*	50,000	208,000
		2,834,535
Transportation - 0.46%
Fedex Corp.	3,300	365,442
United Parcel Service, Inc.	1,700	128,724
		494,166
Water - 0.58%
American States Water Co.	6,000	221,340
Aqua America, Inc.	9,000	196,920
California Water Service, Grp.	5,700	210,900
		629,160

Total Common Stocks (cost $13,087,296)		13,517,523

Bond Funds - 13.66%
BlackRock Corporate High Yield Fund, Inc.	54,000	409,320
BlackRock Corporate High Yield Fund III, Inc.	54,000	397,980
BlackRock Corporate High Yield Fund V, Inc.	54,000	660,420
BlackRock Corporate High Yield Fund VI, Inc.	54,000	657,180
BlackRock Floating Rate Income Strategies Fund, Inc.	54,000	958,500
BlackRock Floating Rate Income Strategies Fund II, Inc.	54,000	938,520
Dreyfus High Yield Strategies Fund	54,000	208,440
Eaton Vance Floating - Rate Income Trust	54,000	950,400
Eaton Vance Senior Income Trust	54,000	432,540
iShares Lehman Aggregate Bond Fund	40,000	3,959,600
Nuveen Floating Rate Income Fund	54,000	695,520
Nuveen Floating Rate Income Opportunity Fund	54,000	704,700
Vanguard Long Term Bond ETF	10,000	737,200
Vanguard Total Bond Market ETF	40,000	2,989,200
Total Bond Funds (cost $15,445,275)		14,699,520

Schedule of Investments - Berolina Fund (Unaudited) (Continued)
July 31, 2007

	Shares	Market Value
Equity Funds - 100.89%
Emerging Markets - 18.77%
iShares MSCI Emerging Markets Index Fund	50,000	$ 6,628,500
iShares S&P Latin America 40 Index Fund	50,000	10,735,000
Vanguard Emerging Market ETF	30,000	2,833,500
		20,197,000
International Equity - 22.10%
iShares FTSE/Xinhua China 25 Index Fund	30,000	4,197,300
iShares MSCI Brazil Index Fund	15,000	954,000
iShares MSCI EAFE Index Fund	30,000	2,367,600
iShares MSCI Mexico Index Fund	42,000	2,469,180
iShares MSCI Pacific ex-Japan Index Fund	31,000	4,526,000
iShares MSCI Spain Index Fund	31,000	1,814,430
SPDR MSCI ACWI ex-US Fund*	35,000	1,416,800
SPDR S&P China ETF	10,000	737,600
SPDR S&P Emerging Asia Pacific ETF	5,000	383,150
SPDR S&P International Small Cap ETF*	21,000	778,050
Vanguard FTSE All-World ex-US ETF*	21,000	1,183,140
Vanguard Pacific ETF	42,000	2,952,600
		23,779,850
Large Cap Blend - 2.20%
Vanguard Large-Cap ETF	36,500	2,365,200

Large Cap Growth - 10.49%
iShares Russell 1000 Growth Index Fund	59,000	3,435,570
Powershares QQQ	110,000	5,221,700
Vanguard Growth ETF	43,000	2,626,870
		11,284,140
Large Cap Value - 5.68%
Diamonds Trust Series I	40,000	5,286,800
iShares Russell 1000 Value Index Fund	10,000	825,000
		6,111,800
Mid Cap Blend - 2.65%
Vanguard Mid-Cap ETF	37,000	2,846,410

Small Cap Blend - 2.87%
iShares Russell 2000 Index Fund	40,000	3,084,000

Schedule of Investments - Berolina Fund (Unaudited) (Continued)
July 31, 2007

	Shares	Market Value
Speciality - 36.13%
iPATH DJ- AIG Commodity Index Total Return*	10,000	$ 516,900
iShares DJ U.S. Aerospace & Defense Sector Index Fund	20,000	1,274,600
iShares DJ U.S. Oil Equipment & Services Sector Index Fund	30,000	1,773,000
iShares DJ U.S. Pharmaceuticals Sector Fund	10,000	524,900
iShares DJ U.S. Telecommunications Sector Index Fund	57,000	1,903,800
iShares S&P Global Healthcare Sector Index Fund	40,000	2,296,800
iShares S&P Global Telecommunications Sector Index Fund	27,000	1,894,320
iShares Silver Trust*	20,000	2,561,000
KBW Insurance Fund	34,000	1,844,840
SPDR Consumer Staples Select Sector Fund	200,000	5,264,000
SPDR Energy Select Sector Fund	21,000	1,450,050
SPDR Health Care Select Sector Fund	40,000	1,344,800
SPDR Industrials Select Sector Fund	70,000	2,751,700
SPDR Materials Select Sector Fund	56,000	2,206,400
SPDR Oil & Gas Equipment & Services Select Sector Fund	40,000	1,480,000
SPDR S&P Biotech Sector Fund*	45,000	2,263,950
SPDR S&P Bric 40 ETF	50,000	1,263,000
SPDR Technology Select Sector Fund	60,000	1,525,800
StreetTracks Gold Trust*	40,000	2,631,600
Vanguard Health Care ETF	22,000	1,273,800
Vanguard Materials ETF	10,000	820,900
		38,866,160

Total Equity Funds (cost $97,184,612)		108,534,560

Money Market Funds - 2.74%
Goldman Sachs Prime Obligation Fund	2,952,147	2,952,147
Total Money Market Funds (cost $2,952,147)		2,952,147

Total Investments (cost $128,669,330) - 129.86%		139,703,750
Other Assets less Liabilities - (29.86%)		(32,123,205)
NET ASSETS - 100.00%		$ 107,580,545

*Non-income producing security
ACWI - All Country World Index
ADR- American Depositary Receipt
EAFE- Europe, Australasia, Far East
ETF - Exchange Traded Fund
DJ- Dow Jones
MSCI- Morgan Stanley Capital International
SPDR- Standard & Poors' Depositary Receipts

At July 31, 2007, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 13,173,648
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(2,139,228)
Net unrealized appreciation:		$ 11,034,420

Schedule of Investments - Descartes Fund (Unaudited)
July 31, 2007

	Shares	Market Value
Common Stock - 1.56%
Diversified Companies - 1.56%
Berkshire Hathaway, Inc- Class A*	20	$ 2,200,000
Total Common Stocks (cost $2,177,450)		2,200,000

Equity Funds - 97.19%
Emerging Markets - 7.01%
iShares MSCI Brazil Index Fund	28,900	1,838,040
iShares MSCI Emerging Markets Index Fund	40,000	5,302,800
SPDR S&P Emerging Asia Pacific Index Fund*	35,700	2,735,691
		9,876,531

International Equity - 21.25%
iShares MSCI EAFE Growth Index Fund	25,000	1,876,000
iShares MSCI EAFE Index Fund	73,000	5,761,160
iShares MSCI France Index Fund	27,500	1,010,075
iShares MSCI Germany Index Fund	25,000	796,000
iShares MSCI Hong Kong Index Fund	110,000	1,973,400
iShares MSCI Netherlands Index Fund	43,000	1,297,310
iShares MSCI Singapore Index Fund	225,000	3,044,250
iShares MSCI Sweden Index Fund	61,000	2,181,360
iShares S&P Global 100 Index Fund	83,000	6,515,500
SPDR MSCI ACWI ex- US Fund *	15,000	607,200
SPDR S&P International Small Cap ETF*	41,000	1,519,050
WisdomTree Europe Small Cap Dividend Fund	12,000	861,600
WisdomTree International Small Cap Dividend Fund	35,000	2,480,450
		29,923,355
Large Cap Blend - 19.35%
iShares Morningstar Large Core Index Fund	99,000	7,701,210
iShares S&P 500 Index Fund	117,000	17,048,070
Rydex Russell Top 50 Fund	23,000	2,495,730
		27,245,010
Large Cap Growth - 5.61%
iShares Russell 1000 Growth Index Fund	135,800	7,907,634

Schedule of Investments - Descartes Fund (Unaudited)(Continued)
July 31, 2007

	Shares	Market Value
Large Cap Value - 14.03%
iShares Morningstar Large Value Index Fund	34,000	$ 2,839,340
iShares Russell 1000 Value Index Fund	109,000	8,992,500
iShares S&P 500 Value Index Fund	101,000	7,933,550
		19,765,390
Mid Cap Blend - 5.14%
iShares Morningstar Mid Core Index Fund	50,000	4,296,500
iShares Russell Midcap Index Fund	28,000	2,939,160
		7,235,660
Mid Cap Growth - 2.77%
iShares Russell Midcap Growth Index Fund	35,000	3,894,100

Speciality - 22.03%
iPATH GSCI Total Return Index ETN*	13,000	588,510
iShares DJ U.S. Basic Materials Sector Fund	15,000	1,033,050
iShares DJ U.S. Broker - Dealers Sector Index Fund	4,000	203,440
iShares DJ U.S. Insurance Index Fund	60,000	3,076,200
iShares DJ U.S. Telecommunications Sector Index Fund	74,000	2,471,600
iShares DJ U.S. Transportation Sector Index Fund	22,000	1,980,000
iShares S&P GSTI Software Index Fund *	17,000	780,470
iShares S&P Global Healthcare Sector Index Fund	52,000	2,985,840
iShares S&P Global Industrial Sector Index Fund	34,000	2,200,820
iShares S&P Global Technology Sector Index Fund	104,000	6,523,920
KBW Capital Markets Fund	37,000	2,392,420
KBW Insurance Fund	8,000	434,080
PowerShares Deutsche Bank Agriculture Fund *	60,000	1,573,200
PowerShares Water Resources Portfolio	11,000	226,050
Rydex S&P Equal Weight Technology ETF*	3,000	155,640
SPDR Industrial Select Sector Fund	36,000	1,415,160
SPDR Technology Select Sector Fund	58,000	1,474,940
SPDR S&P Bric 40 ETF	30,000	757,800
Vanguard Health Care ETF	13,000	752,700
		31,025,840

Total Equity Funds (cost $125,078,288)		136,873,520

Schedule of Investments - Descartes Fund (Unaudited)(Continued)
July 31, 2007

	Shares	Market Value
Money Market Funds - 0.74%
Goldman Sachs Prime Obligation Fund	1,046,566	$ 1,046,566
Total Money Market Funds (cost $1,046,566)		1,046,566

Total Investments (cost $128,302,304) - 99.49%		140,120,086
Other Assets less Liabilities - (0.51%)		713,213
NET ASSETS - 100.00%		$ 140,833,299

*Non-income producing security
ACWI - All Country World Index	GSCI- Goldman Sachs Commodity Index
DJ- Dow Jones	GSTI- Goldman Sachs Technology Index
EAFE- Europe, Australasia, Far East	KBW- Keefe, Bruyette & Woods
ETN- Exchange Traded Note	MSCI- Morgan Stanley Capital International
ETF- Exchange Trade Fund	SPDR- Standard & Poors' Depositary Receipts

At July 31, 2007, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 12,273,627
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(455,845)
Net unrealized appreciation:		$ 11,817,782

Schedule of Investments - Liahona Fund (Unaudited)
July 31, 2007

	Shares	Market Value
Bond Funds - 7.78%
iShares Lehman MBS Fixed-Rate Bond Fund	30,000	$ 2,975,100
Total Bond Funds (cost $3,022,195)		2,975,100

Equity Funds - 78.19%
Emerging Markets - 1.98%
iShares MSCI Emerging Markets Index Fund	3,000	397,710
iShares MSCI Taiwan Index Fund	22,000	357,500
		755,210

International Equity - 19.21%
iShares MSCI EAFE Index Fund	14,000	1,104,880
iShares MSCI France Index Fund	14,000	514,220
iShares MSCI Germany Index Fund	14,000	445,760
iShares MSCI Hong Kong Index Fund	55,000	986,700
iShares MSCI Netherlands Index Fund	10,000	301,700
iShares MSCI Singapore Index Fund	48,000	649,440
iShares MSCI Sweden Index Fund	12,000	429,120
iShares S&P Global 100 Index Fund	11,000	863,500
SPDR DJ Global Titans ETF	7,000	541,310
SPDR S&P International Small Cap ETF*	10,000	370,500
WisdomTree Europe Small Cap Dividend Fund	6,000	430,800
WisdomTree International Small Cap Dividend Fund	10,000	708,700
		7,346,630
Large Cap Blend - 18.64%
iShares Morningstar Large Core Index Fund	21,000	1,633,590
iShares S&P 500 Index Fund	28,000	4,079,880
Rydex Russell Top 50 Fund	13,000	1,410,630
		7,124,100
Large Cap Growth - 2.13%
iShares Russell 1000 Growth Index Fund	14,000	815,220

Large Cap Value - 10.61%
iShares Russell 1000 Value Index Fund	33,000	2,722,500
iShares S&P 500 Value Index Fund	17,000	1,335,350
		4,057,850
Mid Cap Blend - 1.12%
iShares Morningstar Mid Core Index Fund	5,000	429,650

Schedule of Investments - Liahona Fund (Unaudited) (Continued)
July 31, 2007

	Shares	Market Value
Mid Cap Growth - 1.24%
iShares Morningstar Mid Growth Index Fund	5,000	$ 474,900

Speciality - 23.26%
iPATH Dow Jones-AIG Commodity Index Total Return *	8,000	413,520
iShares DJ U.S. Consumer Services Sector Index Fund	7,000	467,810
iShares DJ U.S. HealthCare Sector Index Fund	3,000	200,790
iShares DJ U.S. Insurance Index Fund	25,000	1,281,750
iShares DJ U.S. Medical Equipment Sector Index Fund	6,000	339,420
iShares DJ U.S. Telecommunications Sector Index Fund	17,000	567,800
iShares DJ U.S. Transportation Index Fund	9,000	810,000
iShares S&P GSTI Software Index Fund *	7,000	321,370
iShares S&P Global Healthcare Sector Index Fund	14,000	803,880
iShares S&P Global Industrial Sector Index Fund	10,000	647,300
iShares S&P Global Technology Sector Index Fund	15,000	940,950
iShares S&P U.S. Preferred Stock Index Fund	15,000	721,500
KBW Capital Markets Fund	10,000	646,600
UltraShort Russell 2000 ProShares*	10,000	727,500
		8,890,190

Total Equity Funds (cost $27,539,690)		29,893,750

Money Market Funds - 14.04%
Goldman Sachs Structured U.S. Equity Fund	3,365,536	3,365,536
Milestone Treasury Obligation Portfolio- Institutional Class	2,000,000	2,000,000
Total Money Market Funds (cost $5,365,536)		5,365,536

Total Investments (cost $35,927,421) - 100.01%		38,234,386
Other Assets less Liabilities - (0.01%)		(2,792)
NET ASSETS - 100.00%		$ 38,231,594

*Non-income producing security
DJ- Dow Jones	KBW- Keefe, Bruyette & Woods
EAFE- Europe, Australasia, Far East	MBS- Mortgage-Backed Securities
ETF- Exchange Trade Fund	MSCI- Morgan Stanley Capital International
GSTI- Goldman Sachs Technology Index	SPDR- Standard & Poors' Depositary Receipts

At July 31, 2007, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 2,547,623
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(240,658)
Net unrealized appreciation:		$ 2,306,965

Security Valuation and Transactions

U.S. equity securities, primarily exchange traded funds, are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  In the absence of a last sale price, securities are valued using the last available bid price.  U.S. long-term debt obligations are valued at the mean between quoted bid and asked prices for such securities or, if such prices are not available, at prices of securities with comparable maturity, quality and type.   Money market funds are valued at original cost which approximates fair value.

Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available of for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  As of January 31, 2007, there were no securities requiring a fair value determination by or under the direction of the Board.

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Valuation of Fund of Funds

The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ W. Patrick Clarke

       W. Patrick Clarke, President

Date

9/28/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ W. Patrick Clarke

        W. Patrick Clarke, President

Date

9/28/07

By (Signature and Title)

       Andrew Rogers, Treasurer

Date

9/28/07